Payden Equity Income Fund
1
Schedule of Investments
- July 31, 2021 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Stocks (98%)
Common Stock (92%)
Communication Services (3%
)
706,900 Comcast Corp., Class A  $ 41,587
375,700 Verizon Communications Inc.  20,957
62,544
Consumer Discretionary (8%
)
94,300 Advance Auto Parts Inc.  19,997
138,900 DR Horton Inc.  13,255
57,000 Home Depot Inc.  18,707
77,900 McDonald's Corp.  18,907
186,000 Sony Group Corp. (a) 19,286
236,200 Starbucks Corp.  28,682
252,700 TJX Cos. Inc.  17,388
136,222
Consumer Staples (8%
)
491,600 Coca-Cola Co.  28,036
453,700 Conagra Brands Inc.  15,194
75,800 Constellation Brands Inc., Class A  17,005
54,800 Costco Wholesale Corp.  23,549
125,700 PepsiCo Inc.  19,729
186,200 Walmart Inc.  26,543
130,056
Energy (9%
)
570,500 Canadian Natural Resources Ltd. (a) 18,826
302,800 Chevron Corp.  30,828
1,054,500 Enterprise Products Partners LP  23,800
303,400 Exxon Mobil Corp.  17,467
328,300 NextEra Energy Inc.  25,575
912,300 Tourmaline Oil Corp. (a) 24,906
1,111,600 Williams Cos. Inc.  27,846
169,248
Financials (18%
)
112,900 Ameriprise Financial Inc.  29,079
866,300 Ares Capital Corp.  17,300
732,200 Bank of America Corp.  28,087
22,100 BlackRock Inc.  19,164
545,200 Citigroup Inc.  36,866
405,900 Citizens Financial Group Inc.  17,113
105,400 Goldman Sachs Group Inc.  39,512
224,000 JPMorgan Chase & Co.  33,999
434,300 Morgan Stanley  41,684
1,565,800 Nordea Bank Abp (a) 18,353
88,100 T Rowe Price Group Inc.  17,986
293,100 Truist Financial Corp.  15,953
315,096
Healthcare (17%
)
230,100 Abbott Laboratories  27,838
232,100 AbbVie Inc.  26,993
117,100 Amgen Inc.  28,284
51,900 Anthem Inc.  19,930
271,500 Bristol Myers Squibb Co.  18,427
311,800 CVS Health Corp.  25,680
114,600 Eli Lilly and Co.  27,905
147,800 Johnson & Johnson  25,451
380,700 Merck & Co. Inc.  29,264
424,900 Pfizer Inc.  18,190
35,300 UnitedHealth Group Inc.  14,551
262,513
Principal
or Shares Security Description
Value
(000)
Industrials (13%
)
82,100 Caterpillar Inc.  $ 16,974
186,900 Dover Corp.  31,235
373,500 Emerson Electric Co.  37,682
66,500 FedEx Corp.  18,617
137,100 Honeywell International Inc.  32,053
45,400 Lockheed Martin Corp.  16,874
107,700 Schneider Electric SE (a) 18,052
95,400 Stanley Black & Decker Inc.  18,799
121,700 Union Pacific Corp.  26,623
216,909
Materials (2%
)
275,900 DuPont de Nemours Inc.  20,706
333,900 Westrock Co.  16,431
37,137
Technology (11%
)
174,000 Apple Inc.  25,380
313,200 Cisco Systems Inc.  17,342
415,500 Corning Inc.  17,393
310,800 Intel Corp.  16,696
109,900 International Business Machines Corp.  15,492
71,700 Microsoft Corp.  20,428
187,200 Paychex Inc.  21,307
164,100 QUALCOMM Inc.  24,582
154,500 Taiwan Semiconductor Manufacturing Co. Ltd.  18,021
118,500 Texas Instruments Inc.  22,588
78,200 Visa Inc., Class A  19,268
218,497
Utilities (3%
)
287,900 American Electric Power Co. Inc.  25,370
136,800 DTE Energy Co.  16,049
170,400 Duke Energy Corp.  17,911
59,330
Total Common Stock
1,607,552
Preferred Stock (0%)
130,000 Selective Insurance Group Inc., 4.60% 3,386
Total Preferred Stock
3,386
Real Estate Investment Trust (6%)
101,500 Alexandria Real Estate Equities Inc. 20,436
563,900 Healthcare Trust of America Inc., Class A 16,122
182,800 Prologis Inc. 23,406
152,600 Simon Property Group Inc. 19,307
286,600 Ventas Inc. 17,133
Total Real Estate Investment Trust
96,404
Total Stocks (Cost - $1,382,062)
1,707,342
Corporate Bond (1%)
6,000,000 General Motors Financial Co. Inc. , (3 mo. LIBOR
USD + 3.436%), 6.50% (b)(c) 6,842
2,800,000 Land O' Lakes Inc. 144A, 7.00% (b)(d) 2,916
Total Corporate Bond (Cost - $8,222)
9,758
Investment Company (1%)
17,997,628 Payden Cash Reserves Money Market Fund*
(Cost - $17,998)  17,998
Total Investments (Cost - $1,408,282) (100%)
1,735,098
Other Assets, net of Liabilities (0%)
3,363
Net Assets (100%)
$ 1,738,461
* Affiliated investment.
(a) Principal in foreign currency.
(b) Perpetual security with no stated maturity date.

Payden Mutual Funds
Payden Equity Income Fund
continued
(c) Floating rate security. The rate shown reflects the rate in effect at July 31,
2021.
(d) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
USD 46,199 CAD  57,176 HSBC Bank USA, N.A. 09/21/2021 $ 370
USD 17,064 EUR  14,290 HSBC Bank USA, N.A. 09/21/2021 95
USD 160 GBP  115 HSBC Bank USA, N.A. 09/21/2021 –
USD 17,570 SEK  148,968 HSBC Bank USA, N.A. 09/21/2021 258
723
Liabilities:
USD 18,070 JPY  1,990,200 HSBC Bank USA, N.A. 09/21/2021 (79)
Net Unrealized Appreciation (Depreciation)
$644